UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF     CUSIP         VALUE      SHARES      SH/ PUT/ INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                    (x$1000)     PRN  AMT    PRN CALL DSCRETN MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------  --------------------------------------------------- ------- ----
ASPREVA PHARMACEUTICALS       COM          04538T109          1,975     114,157  SH      SOLE      N/A      114,157
CYPRESS BIOSCIENCES INC       COM PAR $.02 232674507         21,646   1,632,455  SH      SOLE      N/A    1,632,455
DENDREON CORP                 COM          24823Q107         28,467   4,037,900  PUT     SOLE      N/A    4,037,900
ELAN CORP PLC-ADR             ADR          284131208          2,831     129,097  SH      SOLE      N/A      129,097
EMISPHERE TECHNOLOGIES INC    COM          291345106          6,929   1,431,620  SH      SOLE      N/A    1,431,620
INDEVUS PHARMACEUTICALS INC   COM          454072109          1,039     154,319  SH      SOLE      N/A      154,319
KERYX BIOPHARMACEUTICALS INC  COM          492515101          6,203     634,923  SH      SOLE      N/A      634,923
MEDAREX INC                   COM          583916101          2,743     191,941  SH      SOLE      N/A      191,941
MEDIVATION INC                COM          58501N101          5,918     289,661  SH      SOLE      N/A      289,661
NEUROCHEM INC                 COM          64125K101         11,911   1,791,100  PUT     SOLE      N/A    1,791,100
PROGENICS PHARMACEUTICALS INC COM          743187106          6,298     291,958  SH      SOLE      N/A      291,958

                              11                             95,960

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total:         95,960
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE